Accumulated other Comprehensive Loss (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows hedges realized loss	$ 0	$ 0	$ 22,904
Total	(23,938)	(23,454)
Accumulated Other Comprehensive Loss
Cash flows hedges realized loss	(27,222)	(28,256)
Actuarial pension gain	$ 3,284	$ 4,802